Statement of Compliance - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of initial application of standards or interpretations [line items]
Impairment loss on property, plant and equipment	₩ 213,183	₩ 311,520	₩ 27,040
Inventory write-down	259,678	₩ 78,783	₩ 54,014
Proceeds from insurance claim	234,000
Naengcheon stream [Member]
Disclosure of initial application of standards or interpretations [line items]
Impairment loss on property, plant and equipment	207,072
Inventory write-down	₩ 95,278